Equity-Accounted Investees - Access Biologicals LLC (Details) - Access Biologicals - USD ($) $ in Millions		12 Months Ended
	Jan. 12, 2017	Dec. 31, 2021	Dec. 31, 2020
Equity Accounted Investees
Ownership interest (as a percent)	49.00%	49.00%	49.00%
Consideration	$ 51
Option to purchase remaining voting rights (as a percent)	51.00%
Option to purchase remaining voting rights, term (in years)	5 years